Expense Example {- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund K PRO-10 - Fidelity® Equity-Income Fund - Fidelity Equity-Income Fund-Class K	Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616